Recapitalization (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) shares
Recapitalization [Line Items]
Accounts payable	$ 0.8
Accrued expenses	$ 0.5
Legacy Spectral [Member]
Recapitalization [Line Items]
Issuance of shares for transaction costs (in Shares) | shares	966,667
Series of Individually Immaterial Business Acquisitions [Member]
Recapitalization [Line Items]
Business combination, net liabilities	$ 2.4
Fair value	0.2
Transaction costs	7.6
Business combination transaction costs	0.7
Series of Individually Immaterial Business Acquisitions [Member] | Legacy Spectral [Member]
Recapitalization [Line Items]
Transaction costs	1.9
Business combination, issued	$ 4.4
Series of Individually Immaterial Business Acquisitions [Member] | Common Stock [Member]
Recapitalization [Line Items]
Issued of common shares (in Shares) | shares	33,333